MASSMUTUAL FUNDS
MassMutual U.S. Government Money Market Fund
MassMutual Inflation-Protected and Income Fund
MassMutual Core Bond Fund
MassMutual Diversified Bond Fund
MassMutual Balanced Fund
MassMutual Disciplined Value Fund
MassMutual Main Street Fund
MassMutual Disciplined Growth Fund
MassMutual Small Cap Opportunities Fund
MassMutual Global Fund
MassMutual International Equity Fund
MassMutual Strategic Emerging Markets Fund
Supplement dated May 3, 2024 to the
Statement of Additional Information dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The following information supplements the information found on page B-50 under the heading
Fundamental Investment Restrictions of the Funds in the section titled Investment Restrictions of the Funds:
With respect to limitation (1) above, each state and each separate political subdivision, agency, authority, or instrumentality of such state, each multi-state agency or authority, and each guarantor, if any, are treated as separate issues of municipal bonds.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3000M-24-01

MASSMUTUAL FUNDS
MassMutual Short-Duration Bond Fund
MassMutual High Yield Fund
Supplement dated May 3, 2024 to the
Statement of Additional Information dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The following information supplements the information found on page B-49 under the heading
Fundamental Investment Restrictions of the Funds in the section titled Investment Restrictions of the Funds:
With respect to limitation (1) above, each state and each separate political subdivision, agency, authority, or instrumentality of such state, each multi-state agency or authority, and each guarantor, if any, are treated as separate issues of municipal bonds.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3000M (YLC)-24-01